Changes in accounting policies - Additional information (Detail) - CAD ($) $ in Millions	3 Months Ended				6 Months Ended			12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023		Apr. 30, 2024	Apr. 30, 2023		Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Reconcilation Of Operating Lease Commitments [Line Items]
Retained earnings	$ 31,990				$ 31,990			$ 30,352 [1]	$ 28,767
Income taxes	400	$ 443	$ 437	[1]	843	$ 1,176	[1]
Income before income taxes	$ 2,149	$ 2,171	2,126	[1]	$ 4,320	3,298	[1]
IFRS 17 [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure Of Reconcilation Of Operating Lease Commitments [Line Items]
Retained earnings									$ (56)
Income taxes			1			2		3
Income before income taxes			$ 2			$ 4		$ 9

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.